CMBS Trusts - Schedule of Change in Net Assets Related to Consolidated CMBS Variable Interest Entities (Detail) - CMBS Variable Interest Entities $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Net interest earned	$ 1,742
Unrealized gain (loss)	(26,901)
Change in net assets related to consolidated CMBS variable interest entities	$ (25,159)